Financial risk management - Summary of hedging reserve (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Financial risk management
Cash flow hedge reserve	£ (110)	£ 723	£ (3,420)
Cost of hedging reserve	(681)	(500)	(122)
Total hedging reserve	£ (791)	£ 223	£ (3,542)